Finance Profit/(Loss) (Tables)	12 Months Ended
Dec. 31, 2022
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Schedule of Information About Finance Income and Costs

	2022	2021	2020
Investment income (i)	94,728	27,982	9,066
Foreign currency variation income	2,514	—	416
Financial revenue on sublease agreements	390	197	519
Contingent consideration variance (Note 14 (iii))	13,971	—	—
Other finance income	530	332	49

Finance income	112,133	28,511	10,050

Financial expense on lease agreements	(9,359)	(12,281)	(12,209)
Interest expense on loans and financing (ii)	(5,804)	—	—
Bank fees	(354)	(119)	(258)
Interest and arrears	(4)	(80)	—
Investment losses (i)	(554)	—	(234)
Fines on taxes	(4)	(65)	—
Financial expense on liabilities at amortized cost	—	—	(203)
Interest on taxes	—	(208)	—
Foreign currency variation expense	(2,986)	(372)	(193)
Other financial expenses	—	(4)	—

Finance costs	(19,065)	(13,129)	(13,097)

Finance profit/(loss), net	93,068	15,382	(3,047)

(i)	Investment income and losses comprises the fair value changes on the financial instruments at fair value through profit or loss. Segregated investment income result is demonstrated below:
(ii)	Interest expense on loans and financing comprises the financial result on the Commercial notes and contingent consideration related to SPS acquisition. Please see note 14 for more detail.

Schedule of Information About Segregated Investment Income

	2022	2021	2020
Mutual funds and fixed income investments	94,489	25,620	2,604
Private equity funds	239	2,362	6,462

	94,728	27,982	9,066

Mutual funds	(486)	—	—
Private equity funds	(68)	—	(71)
Real Estate listed funds	—	—	(77)
Public equities funds	—	—	(86)

	(554)	—	(234)